LA YESCA ACQUISITION (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Dec. 17, 2020 USD ($) $ / shares	Mar. 31, 2021	Jan. 14, 2021 USD ($) shares
Bottom of Range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired		20.00%
La Yesca [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired	100.00%
Description of acquisition	La Yesca is a silver-polymetallic, epithermal-type project located approximately 100 kilometres (“km”) (185 km by road) northwest of Guadalajara, the second-largest city in Mexico. The concessions comprising La Yesca cover an area of approximately 47.7 km2. In total, 7,649 metres from 25 drill holes have previously been completed, all of which intersected mineralization.
Initial Cash Payment	$ 8,250
Percentage transfer of issued and outstanding shares of New Infini	45.00%
Discovery payment	$ 30,000
Price per ounce | $ / shares	$ 0.20
La Yesca [Member] | Through capital injection to New Infini [Member]
Disclosure of detailed information about business combination [line items]
Initial Cash Payment	$ 7,568
Percentage of hold of issued and outstanding shares	45.00%
La Yesca [Member] | Through capital injection to New Infini [Member] | Directors, officers, employees and consultants [Member]
Disclosure of detailed information about business combination [line items]
Initial Cash Payment	$ 1,682
Percentage of hold of issued and outstanding shares	10.00%
La Yesca [Member] | Bottom of Range [Member]
Disclosure of detailed information about business combination [line items]
Initial Cash Payment	$ 1,000
New Infini [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired		43.75%	43.75%
Shares purchased | shares			3,000,000
Shares purchased, value			$ 1,500
Number of shares owned | shares			21,000,000